Taxation - Summary of Tax Expense (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current tax
Current tax	£ (264)	£ (382)	£ (297)
Deferred tax	(11)	44	5
Tax expense	(275)	(338)	(292)
United Kingdom [member]
Current tax
Current tax	(80)	(141)	(71)
Rest of world [member]
Current tax
Current tax	£ (184)	£ (241)	£ (226)